Stockholders' equity - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 24, 2018	Dec. 31, 2018	Dec. 31, 2017
Changes In Equity And Comprehensive Income Line Items [Line Items]
Preferred stock, shares authorized (shares)		10,000,000	10,000,000
Preferred stock, shares issued (shares)		0	0
Private offering and cash proceeds		$ 2,025,269
Common Stock Shares Issued		2,072,708	1,265,206
Accrued Investment		$ 2,900,000
Term of preferred units issuance		3 years
Preferred Units Agreed To Be Sold Value		$ 3,000,000
Common stock, share issued, value		$ 2,033	$ 1,179
Common shares not approved for issuance		12,907
Accrued liability		$ 110,474
Profit Interest Common Unit, Outstanding		6,945	6,643
Profit Interest Common Unit, Issued		917	332
Profit Interest Members' Equity		$ 0	$ 0
Salarius
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common Stock Shares Issued		0	1,702
Common stock, share issued, value		$ 0	$ 12,000
Series A Preferred Stock
Changes In Equity And Comprehensive Income Line Items [Line Items]
Preferred stock, shares authorized (shares)		10,000
Preferred stock, shares issued (shares)		1,861
Private offering and cash proceeds		$ 1,900,000
Common Stock Shares Issued	1,225
Shares issued upon conversion	1,530
Converted stock units value	$ 1,400,000